Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of cash and cash equivalents
The Group's cash and cash equivalents are denominated in the following currencies:

	2022	2022	2021	2021
December 31	in KL/C(1)	in KUSD	in KL/C(1)	in KUSD
In USD	319,568	319,568	462,306	462,306
In CHF	116	125	580	635
In GBP	4,111	4,974	2,162	2,921
In EUR	1,658	1,774	601	682
		326,441		466,544
_______________
(1)Thousands Local Currencies
Schedule of financial liabilities
The table below analyzes the Group's financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date.

(in KUSD)	Note	Less than 1 year	1-3 years	3-5 years	More than 5 years
Trade accounts payable		12,351	—	—	—
Lease liabilities, contractual rent		1,284	2,380	2,323	2,456
Senior secured term loan, interest and exit fee (1)		14,840	29,882	30,440	27,272
Senior secured term loan, principal	23	—	—	—	120,000
Deferred royalty obligation (2)	27	4,885	—	—	—
At December 31, 2022 (2)		33,360	32,262	32,763	149,728

Trade accounts payable		12,080	—	—	—
Lease liabilities, contractual rent		1,235	2,122	1,962	3,706
Convertible loan, interest and exit fee		6,938	13,894	6,672	—
Convertible loan, principal	24	—	—	115,000	—
Deferred royalty obligation (2)	27	1,191	—	—	—
At December 31, 2021 (2)		21,444	16,016	123,634	3,706
(1) The interest on the senior secured term loans is variable and dependent upon market factors. The EIR will get updated at the end of each reporting period for changes in the rate.
(2) The Company received an initial USD 225.0 million of gross proceeds under the deferred royalty obligation. The table above includes the fixed amount to be paid to HCR next quarter. The remaining obligation has been excluded from the tabular disclosure as there is no contractual maturity date and payments are not yet fixed. The Company’s aggregate royalty obligations are capped at a maximum of 2.50 times the amount received (see note 27, “Deferred royalty obligation”).